Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	Tributary Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000932381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
Tributary Short-Intermediate Bond Fund (Prospectus Summary) | Tributary Short-Intermediate Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSIX
Tributary Short-Intermediate Bond Fund (Prospectus Summary) | Tributary Short-Intermediate Bond Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSPX
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOINX
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOIPX
Tributary Balanced Fund (Prospectus Summary) | Tributary Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOBAX
Tributary Balanced Fund (Prospectus Summary) | Tributary Balanced Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOBPX
Tributary Core Equity Fund (Prospectus Summary) | Tributary Core Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOEQX
Tributary Core Equity Fund (Prospectus Summary) | Tributary Core Equity Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOEPX
Tributary Large Cap Growth Fund (Prospectus Summary) | Tributary Large Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOLCX
Tributary Large Cap Growth Fund (Prospectus Summary) | Tributary Large Cap Growth Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOLPX
Tributary Growth Opportunities Fund (Prospectus Summary) | Tributary Growth Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGRX
Tributary Growth Opportunities Fund (Prospectus Summary) | Tributary Growth Opportunities Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGPX
Tributary Small Company Fund (Prospectus Summary) | Tributary Small Company Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSCX
Tributary Small Company Fund (Prospectus Summary) | Tributary Small Company Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSBX